LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator
Net loss attributable to owners of the Company	$ (1,360)	$ (5,158)	$ (3,016)	$ (11,077)
Denominator
Weighted average number of shares - Basic	1,076	890	1,063	888
Weighted average number of shares - Diluted	1,076	890	1,063	888
Basic loss per share	$ (1.26)	$ (5.80)	$ (2.84)	$ (12.47)
Diluted loss per share	$ (1.26)	$ (5.80)	$ (2.84)	$ (12.47)